Reverse Recapitalization	12 Months Ended
Dec. 31, 2021
Text Block [Abstract]
Reverse Recapitalization
28	Reverse Recapitalization
The Reverse Recapitalization has been accounted for with AGC being identified as the “acquired” entity for financial reporting purposes. Accordingly, the Reverse Recapitalization has been accounted for as the equivalent of GHI issuing shares for the net assets of AGC, accompanied by a recapitalization by third party investors. Therefore, these consolidated financial statements have been presented as a continuation of the GHI Group with:

•	the assets and liabilities of GHI recognized and measured in the GHL consolidated financial statements at their carrying amounts immediately prior to the Reverse Recapitalization;

•	the retained earnings and other equity balances of GHI recognised in the GHL consolidated financial statements at amounts immediately prior to the Reverse Recapitalization;

•	the comparative information presented in the GHL consolidated financial statements are that of GHI Group.
GHI has been determined to be the accounting acquirer, and therefore AGC the acquiree, based on consideration of the following factors:

•
GHI’s previous shareholders have the largest voting interest in GHL with approximately 90% of the voting interest (refer to Note 11 for a description of the terms of exchange of the GHI shares for GHL shares);

•	GHI’s previous shareholders have the right to nominate, appoint and remove the majority of the members on the GHL board of directors;

•	GHI’s previous key management personnel are the current key management personnel of GHL;

•	The business of GHL is a continuation of the ongoing operations of GHI; and

•	GHI is the larger entity, in terms of substantive operations and employee base.
The acquisition of the net assets of AGC on December 1, 2021 does not meet the definition of a business under IFRS and has therefore been accounted for as a share-based payment, with the former AGC shareholders receiving one GHL Class A ordinary share for each issued and outstanding ordinary share in AGC. The excess of fair value of GHL shares issued over the fair value of AGC’s identifiable net assets acquired represents compensation for the service of a stock exchange listing for its shares and is expensed as incurred, the summary of which is as follows:

(in $ millions)		$
Fair value of net assets of AGC comprising		398
Cash and cash equivalents	482
Payables	(7)
Warrant liabilities	(77)
Less: Fair value of consideration comprising:
62.5 million GHL Class A ordinary shares (see Note 11)		(688)

Share listing expenses recognised in profit or loss		(290)

The Reverse Recapitalization has also involved:

•
the former AGC warrant holders receiving one warrant to purchase a Class A ordinary share in GHL, for each issued and outstanding warrant to acquire ordinary shares in AGC, which has resulted in the issuance of
 22
million warrants (see Note 13);

•
additional capitalization by way of the issuance of GHL shares and warrants to third party investors on December 1, 2021, pursuant to investment commitments in previously agreed subscription agreements in which the investors committed to subscribe for and purchase

404
million GHL Class A Ordinary Shares (see Note 11) and
4
million GHL warrants (see Note 13) for an aggregate purchase price of
$4,040
million; and

•
professional services expenditure of
 $63
million incurred to facilitate listing on NASDAQ which, in addition to the
$290
million described in the table above, has resulted in a total of
 $353
million share listing and associated expenses being recognised in the profit or loss.